Operating Segments	Nov. 18, 2019
Segment Reporting [Abstract]
Operating Segments
Note 22. Operating Segments
The Companies are organized primarily on the basis of products and services sold in the U.S. A description of the operations included in the Companies’ primary operating segments is as follows:

Primary Operating Segment	Description of Operations	Dominion Energy	Virginia Power	Dominion Energy Gas
Power Delivery	Regulated electric distribution	X	X
	Regulated electric transmission	X	X
Power Generation	Regulated electric generation fleet	X	X
	Merchant electric generation fleet	X
Gas Infrastructure	Gas transmission and storage	X		X
	Gas distribution and storage	X
	Gas gathering and processing	X
	LNG terminalling and storage	X		X
	Nonregulated retail energy marketing	X
Southeast Energy	Regulated electric distribution	X
	Regulated electric transmission	X
	Regulated electric generation fleet	X
	Gas distribution and storage	X
	Nonregulated retail energy marketing	X

In addition to the operating segments above, the Companies also report a Corporate and Other segment.
Dominion Energy
The Corporate and Other Segment of Dominion Energy
includes its corporate, service company and other functions (including unallocated debt). In addition, Corporate and Other includes specific items attributable to Dominion Energy’s operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources.
In the six months ended June 30, 2019, Dominion Energy reported after-tax
net expenses of $2.1 billion for specific items in the Corporate and Other segment, with $1.9 billion of net expenses attributable to its operating segments. In the six months ended June 30, 2018, Dominion Energy reported after-tax
net expenses of $349 million for specific items in the Corporate and Other segment, with $310 million of net expenses attributable to its operating segments.
The net expense for specific items attributable to Dominion Energy’s operating segments in 2019 primarily related to the impact of the following items:
●	A $1.0 billion ($760 million after-tax) charge for refunds of amounts previously collected primarily from retail electric customers of DESC for the NND Project, attributable to Southeast Energy;

●	$548 million ($418 million
after-tax)
of merger and integration-related costs associated with the SCANA Combination, including a $425 million ($317 million after-tax)
charge related to a voluntary retirement program, attributable to:

●	Power Delivery ($73 million after-tax);

●	Power Generation ($109 million after-tax);

●	Gas Infrastructure ($80 million after-tax); and

●	Southeast Energy ($156 million after-tax);

●	A $369 million ($275 million after-tax) charge related to the early retirement of certain Virginia Power electric generation facilities, attributable to Power Generation;

●	$278 million ($209 million after-tax) of charges associated with litigation acquired in the SCANA Combination, attributable to Southeast Energy;

●	A $198 million tax charge for $264 million of income
tax-related
regulatory assets acquired in the SCANA Combination for which Dominion Energy committed to forgo recovery, attributable to Southeast Energy;

●	A $160 million ($119 million after-tax) charge related to Virginia Power’s planned early retirement of certain automated meter reading infrastructure, attributable to Power Delivery;

●	A $135 million ($100 million after-tax) charge related to Virginia Power’s contract termination with a non-utility generator, attributable to Power Generation; and

●	A $114 million ($86 million
after-tax)
charge for property, plant and equipment acquired in the SCANA Combination primarily for which Dominion Energy committed to forgo recovery, attributable to Southeast Energy; partially offset by

●	A $336 million ($251 million after-tax) net gain related to investments in nuclear decommissioning trust funds, attributable to Power Generation; and

●	A $113 million ($84 million
after-tax)
benefit from the revision of future ash pond and landfill closure costs as a result of Virginia legislation enacted in March 2019, attributable to Power Generation.
The net expense for specific items attributable to Dominion Energy’s operating segments in 2018 primarily related to the impact of the following items:
●	A $215 million ($160 million after-tax) charge associated with Virginia legislation enacted in March 2018 that requires one-time rate credits of certain amounts to utility customers, attributable to:
●	Power Generation ($109 million after-tax); and
●	Power Delivery ($51 million after-tax).
●	A $122 million ($89 million after-tax) charge for disallowance of FERC-regulated plant, attributable to Gas Infrastructure.
●	An $81 million ($60 million
after-tax)
charge associated primarily with the asset retirement obligations for ash ponds and landfills at certain utility generation facilities in connection with the enactment of Virginia legislation in April 2018 attributable to Power Generation.
The following table presents segment information pertaining to Dominion Energy’s operations:
Dominion Energy

	Power Delivery	Power Generation	Gas Infrastructure	Southeast Energy	Corporate and Other	Adjustments/ Eliminations	Consolidated Total
(millions)

Three Months Ended June 3 0 , 2019
Total revenue from external customers	$585	$1,598	$881	$915	$(9)	$—	$3,970
Intersegment revenue	6	5	29	—	263	(303)	—

Total operating revenue	591	1,603	910	915	254	(303)	3,970
Net income (loss) attributable to Dominion Energy	156	250	247	82	(681)	—	54

Three Months Ended June 3 0 , 2018
Total revenue from external customers	$528	$1,635	$914		$(3)	$14	$3,088
Intersegment revenue	6	3	8		170	(187)	—

Total operating revenue	534	1,638	922		167	(173)	3,088
Net income (loss) attributable to Dominion Energy	145	276	249		(221)	—	449
Six Months Ended June 30, 2019
Total revenue from external customers	$1,183	$3,343	$2,254	$2,097	$(1,049)	$—	$7,828
Intersegment revenue	12	9	55	—	447	(523)	—
Total operating revenue	1,195	3,352	2,309	2,097	(602)	(523)	7,828
Net income (loss) attributable to Dominion Energy	311	558	606	214	(2,315)	—	(626)
Six Months Ended June 30, 2018
Total revenue from external customers	$1,091	$3,495	$2,136		$(210)	$42	$6,554
Intersegment revenue	12	5	14		345	(376)	—
Total operating revenue	1,103	3,500	2,150		135	(334)	6,554
Net income (loss) attributable to Dominion Energy	301	624	576		(549)	—	952
Intersegment sales and transfers for Dominion Energy are based on contractual arrangements and may result in intersegment profit or loss that is eliminated in consolidation.
Virginia Power
The Corporate and Other Segment of Virginia Power
primarily includes specific items attributable to its operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources.
In the six months ended June 30, 2019, Virginia Power reported after-tax
net expenses of $652 million for specific items in the Corporate and Other segment, with $607 million of net expenses attributable to its operating segments. In the six months ended June 30, 2018, Virginia Power reported after-tax
net expenses of $237 million for specific items in the Corporate and Other segment, with $230 million of net expenses attributable to its operating segments.
The net expense for specific items attributable to Virginia Power’s operating segments in 2019 primarily related to the impact of the following items:
●	A $369 million ($275 million after-tax) charge related to the early retirement of certain electric generation facilities, attributable to Power Generation;
●	A $192 million ($143 million after-tax) charge related to a voluntary retirement program, attributable to:
●	Power Delivery ($71 million after-tax); and
●	Power Generation ($72 million after-tax);
●	A $160 million ($119 million after-tax) charge related to the planned early retirement of certain automated meter reading infrastructure, attributable to Power Delivery;
●	A $135 million ($100 million after-tax) charge related to a contract termination with a non-utility generator, attributable to Power Generation; and
●	A $62 million ($46 million after-tax) charge related the abandonment of a project at an electric generating facility, attributable to Power Generation; partially offset by
●	A $113 million ($84 million
after-tax)
benefit from the revision of future ash pond and landfill closure costs as a result of Virginia legislation enacted in March 2019, attributable to Power Generation.
The net expense for specific items attributable to Virginia Power’s operating segments in 2018 primarily related to the impact of the following items:
●	A $215 million ($160 million after-tax) charge associated with Virginia legislation enacted in March 2018 that requires one-time rate credits of certain amounts to utility customers, attributable to:
●	Power Generation ($109 million after-tax); and
●	Power Delivery ($51 million after-tax).
●	An $81 million ($60 million
after-tax)
charge associated primarily with the asset retirement obligations for ash ponds and landfills at certain utility generation facilities in connection with the enactment of Virginia legislation in April 2018 attributable to Power Generation.
The following table presents segment information pertaining to Virginia Power’s operations:

	Power Delivery	Power Generation	Corporate and Other	Consolidated Total
(millions)
Three Months Ended June 30, 2019
Operating revenue	$585	$1,353	$—	$1,938
Net income (loss)	156	237	(293)	100

Three Months Ended June 30, 2018
Operating revenue	$528	$1,301	$—	$1,829
Net income (loss)	145	227	(33)	339

Six Months Ended June 30, 2019
Operating revenue	$1,183	$2,749	$(29)	$3,903
Net income (loss)	310	441	(631)	120

Six Months Ended June 30, 2018
Operating revenue	$1,091	$2,701	$(215)	$3,577
Net income (loss)	299	449	(225)	523

Dominion Energy Gas
The Corporate and Other Segment of Dominion Energy Gas
primarily includes specific items attributable to Dominion Energy Gas’ operating segment that are not included in profit measures evaluated by executive management in assessing the segment’s performance or in allocating resources and the effect of certain items recorded at Dominion Energy Gas as a result of Dominion Energy’s basis in the net assets contributed. In addition, Corporate and Other includes the net impact of discontinued
 operations
, which are discussed in Note 3.
In the six months ended June 30, 2019, Dominion Energy Gas reported after-tax
net expenses of $44 million for specific items in the Corporate and Other segment,
$43 million
of which
is
attributable to its operating segment. In the six months ended June 30, 2018, Dominion Energy Gas reported after-tax
net expenses of $91 million for specific items in the Corporate and Other segment, with $89 million of net expenses attributable to its operating segment.
The net expense for specific items attributable to Dominion Energy Gas’ operating segment in 2019 primarily related to a $42 million ($31 million after-tax)
charge related to a voluntary retirement program, attributable to Gas Infrastructure.
The net expense for specific items attributable to Dominion Energy Gas’ operating segment in 2018 primarily related to a $122 million ($89 million after-tax)
charge for disallowance of FERC-regulated plant, attributable to Gas Infrastructure.
The following table presents segment information pertaining to Dominion Energy Gas’ operations:

	Gas Infrastructure	Corporate and Other	Consolidated Total
(millions)
Three Months Ended June 30, 2019
Operating revenue	$530	$—	$530
Net income from discontinued operations	—	26	26
Net income attributable to Dominion Energy Gas	116	3	119

Three Months Ended June 30, 2018
Operating revenue	$508	$—	$508
Net income from discontinued operations	—	45	$45
Net income (loss) attributable to Dominion Energy Gas	130	(47)	83

Six Months Ended June 30, 2019
Operating revenue	$1,096	$—	$1,096
Net income from discontinued operations	—	80	80
Net income attributable to Dominion Energy Gas	254	55	309

Six Months Ended June 30, 2018
Operating revenue	$898	$—	$898
Net income from discontinued operations	—	102	102
Net income attributable to Dominion Energy Gas	253	10	263